FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	August 25, 2006	WRITER'S DIRECT LINE 414.297.5596 pfetzer@foley.com Email
Via EDGAR		CLIENT/MATTER NUMBER 083697-0160

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	WPS Resources Corporation— Registration Statement on Form S-4

Ladies and Gentlemen:

        On behalf of WPS Resources Corporation, a Wisconsin corporation (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), the above-referenced Registration Statement, with exhibits, relating to the proposed issuance of up to 34,000,000 shares of the Common Stock, $1.00 par value, of the Company, with attached common stock purchase rights, in connection with the merger of Wedge Acquisition Corp, an Illinois corporation and a wholly-owned subsidiary of the Company, with and into Peoples Energy Corporation, an Illinois corporation (“Peoples Energy”).

        This filing is being effected by direct transmission to the EDGAR System.

        The Company has made a wire transfer in the amount of $185,719.90 in payment of the prescribed registration fee to the United States Treasury designated lockbox depository at Mellon Bank in Pittsburgh, Pennsylvania. Such fee was calculated in accordance with the requirements of Section 6(b) of, and Rules 457(f) and 457(o) under, the Securities Act. The Company’s filing fee account number is 0000916863.

        Pursuant to Rule 14a-6(j) of Regulation 14A promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and General Instruction E of Form S-4 promulgated under the Securities Act, this filing shall also be deemed to constitute the filing of preliminary proxy materials for purposes of Section 14(a) of the Exchange Act for the Company (File No. 001-11337) and Peoples Energy (File No. 001-05540).

        Should any questions arise in connection with this filing, please contact the undersigned at (414) 297-5596 or Russell E. Ryba at (414) 297-5668.

Very truly yours, /s/ Peter D. Fetzer Peter D. Fetzer

Enclosure

cc:	Working Group

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MILWAUKEE	NEW YORK ORLANDO SACRAMENTO SAN DIEGO	SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY TALLAHASSEE	TAMPA TOKYO WASHINGTON, D.C.